Transfers of financial assets and servicing assets - Changes in MSRs measured using the fair value method - Parenthetical (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Servicing Assets at Fair Value
Servicing asset at fair value amount	$ 121,570	$ 118,395	$ 150,906
PB
Servicing Assets at Fair Value
Servicing asset at fair value amount	$ 1,600	$ 700